SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options outstanding
Beginning balance	5,909,263
Granted	1,706,770
Exercised	(1,090,670)
Expired and forfeited	(320,758)
Ending balance	6,204,605	5,909,263
Exercisable	3,832,645
Weighted-Average Exercise Price
Beginning balance	$ 4.79
Granted	39.02
Exercised	4.83
Expired and forfeited	22.8
Ending balance	13.53	$ 4.79
Exercisable	$ 3.14
Weighted Average Remaining Contractual life, Outstanding	7 years 2 months 15 days	7 years 6 months
Weighted Average Remaining Contractual life, Exercisable	6 years 2 months 15 days
Aggregate Intrinsic Value, outstanding	$ 1,831,568	$ 341,152
Aggregate Intrinsic Value, exercisable	$ 1,171,168